DEBT AND CREDIT FACILITIES 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	$ 448
Long-term Debt Callable In Year Two	348
Long-term Debt Callable In Year Three	266
Long-term Debt Callable In Year Four	8
Long-term Debt Callable In Year Five	75
Long-term Debt Callable After Year Five	176
Callable Long-term Debt	1,321
Callable Long term Debt Subject To Make Whole Provisions	9,137
Schedule Of Callable Long-term Debt, S D G E [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	105
Long-term Debt Callable In Year Two	124
Long-term Debt Callable In Year Three	266
Long-term Debt Callable In Year Five	75
Long-term Debt Callable After Year Five	176
Callable Long-term Debt	746
Callable Long term Debt Subject To Make Whole Provisions	2,900
Schedule Of Callable Long-term Debt, So Cal Gas [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Year Four	8
Callable Long-term Debt	8
Callable Long term Debt Subject To Make Whole Provisions	1,400
Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Long-term Debt Callable In Next Twelve Months	343
Long-term Debt Callable In Year Two	224
Callable Long-term Debt	567
Callable Long term Debt Subject To Make Whole Provisions	$ 4,837